Basis of Presentation and Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Millions							12 Months Ended
		Dec. 22, 2016 USD ($)	Sep. 28, 2016 USD ($) $ / shares	Jun. 24, 2016 USD ($) $ / shares	Apr. 08, 2016 USD ($)	Sep. 03, 2015 USD ($) $ / shares	Dec. 31, 2017 USD ($) Operating_Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 03, 2017 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of operating segments | Operating_Segment							2
Cash payments for acquisition, net of cash acquired	[1]						$ 1,000	$ 18,368	$ 16,466
Payments for merger termination costs					$ 150			150
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns							4,923	4,282
Advertising expense							3,100	3,200	3,100
Research and development expenses	[2],[3]						7,657	7,872	7,690
Nonsoftware License Arrangement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Research and development expenses							$ 169	$ 82	$ 429
AstraZeneca [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration transferred		$ 1,045
Payments to acquire businesses, cash portion		$ 555
Medivation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business acquisition, per share in cash (in dollars per share) | $ / shares			$ 81.5
Payments to acquire businesses, cash portion			$ 14,300
Cash payments for acquisition, net of cash acquired			$ 13,900
Anacor [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business acquisition, per share in cash (in dollars per share) | $ / shares				$ 99.25
Payments to acquire businesses, cash portion				$ 4,900
Cash payments for acquisition, net of cash acquired				4,500
Debt assumed				$ 698
Hospira [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business acquisition, per share in cash (in dollars per share) | $ / shares						$ 90
Payments to acquire businesses, cash portion						$ 16,100
Cash payments for acquisition, net of cash acquired						$ 15,700
ICU Medical [Member] | Disposed of by Sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received for disposition										$ 900

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.